Summary of significant accounting policies - Share-based compensation (Details)	12 Months Ended
Dec. 31, 2020
2016 Long Term Incentive Plan
Summary of significant accounting policies
Vesting period	2 years
2018 Omnibus plan
Summary of significant accounting policies
Vesting period	3 years